Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Schedule of gains losses on disposal and expenses of non current assets

Thousand of reais	2023	2022	2021

Composition
Net constitution of reversal of provision of non-financial assets	29,707	47,130	(25,219)
Result on the Sale of non-financial assets	32,260	73,588	81,654
Operating expenses of non-financial assets	(16,772)	(11,591)	(8,810)
Total	45,195	109,127	47,625